Investment Objectives and Goals - VegaShares SPX NDX RTY Premium Income ETF	Mar. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES SPX NDX RTY PREMIUM INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund primarily seeks current income and
Objective, Secondary [Text Block]	secondarily capital appreciation.